Pixelpin Acquisition and Patent Approvals - Net assets acquired at the date of acquisition (Details) - PixelPin - USD ($)	Mar. 13, 2021	Feb. 23, 2021
Asset Acquisition [Line Items]
Trade name and trademarks	$ 90,621	$ 90,621
Foreign currency translation	1,133	1,133
Total	$ 91,754	$ 91,754